Submission	Jun. 16, 2025
Submission [Line Items]
Central Index Key	0000715153
Registrant Name	HONDA MOTOR CO LTD
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES